Organization and Nature of Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 31, 2026	Apr. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
IPO
Organization and Description of Business [Line Items]
Offering costs	$ 14,402
Class A Common Stock
Organization and Description of Business [Line Items]
Common stock, par value			$ 0.01	$ 0.01
Class A Common Stock | IPO
Organization and Description of Business [Line Items]
Shares issued and sold		46,575,000
Common stock, par value		$ 0.01
Offering price		$ 28
Net proceeds		$ 1,220,603
Underwriting discounts and commissions		61,945
Offering costs		$ 21,552